Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Age	Dec. 31, 2011	Feb. 01, 2010
Defined Benefit Plan Disclosure [Line Items]
Expense attributable to plan	$ 6,642	$ 6,103
Employee Benefit Plans (Textual) [Abstract]
Age to participate in the plan	21
Minimum requirement to enter the Plan	1 year		0 years
Employer basic and matching contributions	5 years
Vested Employee contributions	100.00%
Obligation under the plans	2,162	1,958
Bank's supplemental employee retirement plan	11,263	10,876
Employer basic and matching contributions totaled	52	52
Supplemental Employee Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expense attributable to plan	$ 288	$ 292
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Basic contributions rate	25.00%
Maximum [Member] | Basic Contributions [Member]
Defined Benefit Plan Disclosure [Line Items]
Basic contributions rate	6.00%
Maximum [Member] | Voluntary Contributions [Member]
Defined Benefit Plan Disclosure [Line Items]
Basic contributions rate	75.00%
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Basic contributions rate	6.00%
Minimum [Member] | Basic Contributions [Member]
Defined Benefit Plan Disclosure [Line Items]
Basic contributions rate	1.00%
Minimum [Member] | Voluntary Contributions [Member]
Defined Benefit Plan Disclosure [Line Items]
Basic contributions rate	1.00%